Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020
Current assets
Cash	$ 41,759	$ 2,606
Amounts receivable	2,858	2,492
Sales tax receivable	491	88
Inventory	1,204	819
Unbilled revenue	770	1,168
Prepaid expenses	1,776	526
Total current assets	48,858	7,699
Restricted cash	79	85
Deposit on equipment	52	88
Investment	111	119
Property and equipment	4,024	3,078
Intangible assets	6,058	8,285
Goodwill	7,777	7,909
Total assets	66,959	27,263
Current liabilities
Accounts payable and accrued liabilities	3,011	1,766
Sales tax payable	140
Deferred revenue	1,111	1,475
Debentures		2,000
Income taxes payable	326
Loans payable		122
Leases	986	752
Deferred acquisition payments	498	1,815
Current liabilities	6,072	7,930
Debenture subscriptions received		313
Loans payable		190
Convertible debentures – liability component	1,531
Leases	940	1,132
Deferred acquisition payments		1,011
Deferred income tax liability	1,492	1,601
Liabilities	10,035	12,177
SHAREHOLDERS' EQUITY
Share capital	80,102	34,087
Convertible debentures – equity component	127
Contributed surplus	7,201	3,778
Accumulated other comprehensive income (loss)	(687)	(300)
Deficit	(29,819)	(22,479)
Equity	56,924	15,086
Total liabilities and shareholders’ equity	$ 66,959	$ 27,263